General Information (Tables)	12 Months Ended
Dec. 31, 2025
General Information
Schedule of company employees details

	Number of employes
	Parent company	Consolidated
Senior Executives	9	14
Managers and Deputy Managers	95	555
Others workers	340	8,886
Total	444	9,455

Schedule of described licenses are detailed

Main brands under license
Licenses	Validity Date (*)
Aberlour, Absolut, Ballantine's, Beefeater, Blender´s Pride, Borzoi, Chivas Regal, Cuvee MUMM, Dubonnet, Elyx, G.H. MUMM, Havana Club, Jameson, Kahlúa, Level, Long John, Longmorn, Malibu, Martell, Monkey 47, Mumm, Olmeca, Orloff, Passport, Pernod, Perrier-Jouёt, Ramazzotti, Ricard, Royale Salute, Sandeman, Scapa, Something Special, Strathisla, The Glenlivet, Wyborowa, 100 Pipers, in Chile (1)	June 2027
Amstel in Argentina (2)	Annual renewal for periods of 10 years
Amstel in Bolivia (2)	Annual renewal for periods of 10 years
Amstel in Uruguay (15)	In process
Amstel in Paraguay (1)	September 2027
Austral in Chile (4)	July 2026
Avena Quaker Extra Fino, Avena Tradicional Fortificada Ca-Fe-Zn, Barra Display Chispa Chocolate, Barra Display Frutilla, Barra Display Vainilla Toffe, Cheetos, Doritos Queso, Fandangos Presunto, Fandangos Queijo, Honey Graham, Honey Nut, Lays Clásicas, Harina de Avena Integral Py, Lays stax SCO, Lays stax Original, Tostitos, Stax Sal, Lay´s Ketchup, Stax Sco Casa, Lays Stax Cheddar, Lays Queso y Pimienta, Lays Ceb Car Lto, Cheetos Pali, Avena Quaker Fr, Granola Quaker Miel y Pasas, Granola Quaker Miel y Almendras, Avena Multisemilla II, Avena Multisemillas IV, Quaker Avena Instant, Avena Multisemillas I, Barra Display Manzana, Tostitos, Doritos DInamita FH and Lays TA FH in Paraguay (9)	October 2034
Blue Moon in Argentina (17)	December 2028
Blue Moon in Paraguay	April 2028
Coors in Chile (5)	December 2030
Crush y Canada Dry (Ginger Ale, Agua Tónica y Limón Soda) in Chile (6)	December 2028
Fernet Branca, Brancamenta, Punt E Mes, Borghetti, Carpano Rosso y Carpano Bianco in Chile	December 2029
Frugo in Chile	Indefinitely
Gatorade in Chile (7)	December 2043
Gatorlit in Chile (20)	June 2026
Gatorade in Paraguay (19)	March 2033
Grolsch in Argentina	April 2028
Heineken in Bolivia (8)	December 2029
Heineken in Chile (2)	Annual renewal for periods of 10 years
Heineken in Argentina (2)	Annual renewal for periods of 10 years
Heineken in Colombia (10)	February 2028
Heineken in Paraguay (1)	April 2026
Heineken in Uruguay (2)	Annual renewal for periods of 10 years
Mas in Uruguay (14)	November 2028
Miller in Argentina (22)	December 2026
Miller Lite and Miller Genuine Draft in Colombia (12)	December 2026
Miller in Uruguay (6)	July 2026
Nescafé and Starbucks (coffee drinks with milk and milk drinks with coffee) in Chile (8)	August 2035
Nestlé Pura Vida in Chile (6)	December 2027
Paulaner in Paraguay	April 2026
Patagonia in Chile	Indefinitely
Pepsi, Seven Up, Mirinda y H2OH! in Chile	December 2043
Pepsi, Pepsi Light, Pepsi Max, Pepsi Blue, Pepsi Black, 7up, 7up Free, Mirinda (Guaraná), Mirinda Free (Guaraná), Paso de los Toros, Paso de los Toros Free, Be Light and Aquafina in Paraguay (19)	March 2033
Polar Imperial in Chile	Indefinitely
Red Bull in Chile	Indefinitely
Red Bull in Paraguay	Indefinitely
Rockstar in Chile (16)	December 2043
Rockstar in Paraguay (19)	March 2033
Schin in Paraguay (15)	In process
Split in Paraguay (15)	In process
Sol in Argentina (2)	Annual renewal for periods of 10 years
Sol in Chile (2)	Annual renewal for periods of 10 years
Sol in Colombia (3)	February 2028
Sol in Paraguay (1)	December 2028
Té Lipton in Chile	December 2030
Tecate in Colombia (3)	February 2028

(*)	The expiration date is considered to be the last month of the contract term, whether it is the original term or the current renewal.

Main brands under license (continuation)
Licenses	Validity Date (*)
Villavicencio, Villa del Sur, Levite, Brio, Ser, We, Mate Power, Evian and Ser (powdered drink mix)	Indefinitely
Warsteiner in Argentina (13)	April 2028
Watt's in Uruguay (21)	June 2115
Watt's (nectars, fruit-based drinks and other) rigid packaging, except carton in Chile	Indefinitely
Watt's (juice) rigid packaging, except carton in Chile (18)	December 2028
Watt´s in Paraguay (11)	June 2026

(*)	The expiration date is considered to be the last month of the contract term, whether it is the original term or the current renewal.

(1)	Automatically renewable for successive periods of 3 years, unless notice of non-renewal is given.
(2)	License for 10 years, automatically renewable under the same conditions (Rolling Contract), each year for a period of 10 years, unless notice of non-renewal is given.
(3)	After the initial expiration date, the license is automatically renewed each year for a period of 5 years (Rolling Contract), unless notice of non-renewal is given. The contract will remain in effect as long as Heineken's license agreement for Colombia remains in effect.
(4)	Renewable for periods of 2 years, subject to compliance with the conditions set forth in the contract.
(5)	After the initial expiration date (December 31, 2025), the license is renewed for a period of 5 years, subject to compliance with the conditions set forth in the contract. Upon expiration of said renewal, the contract will be automatically renewed under identical conditions (Rolling Contract), each year for a period of 5 years, unless notice of non-renewal is given.
(6)	Renewable for periods of 5 years, subject to compliance with the conditions set forth in the contract.
(7)	Renewed for a period equal to the term of the Bebidas CCU-PepsiCo SpA. Shareholders' Agreement. On February 18, 2026, the Gatorlit brand is added to the license.
(8)	License for 10 years, automatically renewable for periods of 5 years, unless notice of non-renewal is given.
(9)	In force until October 13, 2034. However, in 2028, the licensor may terminate the contract in the event of non-compliance with certain conditions set forth therein.
(10)	After the initial expiration date (March 1, 2028), the license is automatically renewed each year for a period of 5 years (Rolling Contract), unless notice of non-renewal is given.
(11)	The sublicense is automatically renewed for 2 successive periods of 5 years each, subject to the terms and conditions set forth in the International Sublicense Agreement dated December 28, 2018, between Promarca Internacional Paraguay S.R.L. and Bebidas del Paraguay S.A.
(12)	Renewable for a period of 5 years, subject to compliance with the conditions set forth in the contract.
(13)	Prior to the expiration of the term, the parties shall negotiate its renewal for another 5 years.
(14)	Automatically renewable for successive periods of 10 years.
(15)	Distribution has begun, contract currently being negotiated.
(16)	As long as Bebidas CCU PepsiCo SpA. Shareholder’s Agreement remains in force.
(17)	Renewable for two additional periods of 5 years each, subject to compliance with the conditions set forth in the contract.
(18)	Automatically renewable for successive periods of 5 years each, unless notice of non-renewal is given.
(19)	After the initial expiration, the contract shall be renewed for a period of 4 years, unless notice of non-renewal is given.
(20)	In force until June 30, 2026.
(21)	After the initial term, the contract shall be automatically renewed for successive periods of 99 years.
(22)	After the initial expiration date (December 31, 2026), the license is renewed each year for periods of 10 years (Rolling Contract), subject to compliance with the conditions set forth in the contract.

Schedule of direct and indirect significant subsidiaries

Subsidiary	Tax ID	Country of origin	Functional currency	Share percentage direct and indirect
				As of December 31, 2025			As of December 31, 2024
				Direct %	Indirect %	Total %	Total %
Aguas CCU-Nestlé Chile S.A.	76,007,212-5	Chile	Chilean Pesos	-	50.0917	50.0917	50.0917
Cervecera Guayacán SpA. (**) (6)	76,035,409-0	Chile	Chilean Pesos	-	-	-	30.0005
CRECCU S.A. (13)	76,041,227-9	Chile	Chilean Pesos	99.9602	0.0398	100.0000	100.0000
Cervecería Belga de la Patagonia SpA. (**) (14)	76,077,848-6	Chile	Chilean Pesos	-	-	-	25.5034
Cerveza Dolbek SpA. (**) (14)	76,648,057-8	Chile	Chilean Pesos	-	35.0013	35.0013	-
Inversiones Invex CCU Dos Ltda.	76,126,311-0	Chile	US Dollar	99.8516	0.1484	100.0000	100.0000
Bebidas CCU-PepsiCo SpA. (**)	76,337,371-1	Chile	Chilean Pesos	-	49.9888	49.9888	49.9888
CCU Inversiones II SpA. (1)	76,349,531-0	Chile	US Dollar	99.9614	0.0386	100.0000	100.0000
Bebidas Carozzi CCU SpA. (**)	76,497,609-6	Chile	Chilean Pesos	-	49.9917	49.9917	49.9917
Bebidas Ecusa SpA.	76,517,798-7	Chile	Chilean Pesos	-	99.9835	99.9835	99.9835
Inversiones Invex CCU Ltda. (11)	76,572,360-4	Chile	US Dollar	71.6364	28.3573	99.9937	99.9925
Promarca Internacional SpA. (**)	76,574,762-7	Chile	US Dollar	-	49.9917	49.9917	49.9917
CCU Inversiones S.A. (9)	76,593,550-4	Chile	Chilean Pesos	99.0242	0.9534	99.9776	99.9776
Cerveza Guayacán SpA. (**) (6)	76,643,998-5	Chile	Chilean Pesos	-	40.0006	40.0006	-
Inversiones Internacionales SpA.	76,688,727-9	Chile	US Dollar	-	80.0000	80.0000	80.0000
Promarca S.A. (**)	76,736,010-K	Chile	Chilean Pesos	-	49.9917	49.9917	49.9917
D&D SpA. (**) (12)	76,920,876-3	Chile	Chilean Pesos	-	40.8106	40.8106	40.8106
La Barra S.A. (10)	77,148,606-1	Chile	Chilean Pesos	99.0000	1.0000	100.0000	100.0000
Mahina SpA. (**)	77,248,551-4	Chile	Chilean Pesos	-	25.0458	25.0458	25.0458
Volcanes del Sur S.A.	77,622,887-7	Chile	Chilean Pesos	-	74.9503	74.9503	74.9503
CirCCUlar SpA. (5)	77,847,898-3	Chile	Chilean Pesos	-	99.9773	99.9773	99.9773
Transportes CCU Ltda.	79,862,750-3	Chile	Chilean Pesos	98.0000	2.0000	100.0000	100.0000
Fábrica de Envases Plásticos S.A.	86,150,200-7	Chile	Chilean Pesos	95.8904	4.1087	99.9991	99.9991
Millahue S.A. (7)	91,022,000-4	Chile	Chilean Pesos	99.9773	-	99.9773	99.9773
Viña San Pedro Tarapacá S.A. (*) (9)	91,041,000-8	Chile	Chilean Pesos	-	85.1506	85.1506	85.1506
Manantial S.A.	96,711,590-8	Chile	Chilean Pesos	-	50.5520	50.5520	50.5520
Viña Altaïr SpA.	96,969,180-9	Chile	Chilean Pesos	-	85.1506	85.1506	85.1506
Cervecería Kunstmann S.A.	96,981,310-6	Chile	Chilean Pesos	50.0007	-	50.0007	50.0007
Cervecera CCU Chile Ltda.	96,989,120-4	Chile	Chilean Pesos	99.8064	0.1936	100.0000	100.0000
Embotelladoras Chilenas Unidas S.A.	99,501,760-1	Chile	Chilean Pesos	98.8000	1.1835	99.9835	99.9835
Comercial CCU S.A.	99,554,560-8	Chile	Chilean Pesos	50.0000	49.9888	99.9888	99.9888
Compañía Pisquera de Chile S.A.	99,586,280-8	Chile	Chilean Pesos	46.0000	34.0000	80.0000	80.0000
Aguas de Origen S.A. (8)	0-E	Argentina	Argentine Pesos	-	50.0974	50.0974	50.0970
Cía. Cervecerías Unidas Argentina S.A.	0-E	Argentina	Argentine Pesos	-	99.9949	99.9949	99.9940
Compañía Industrial Cervecera S.A. (4)	0-E	Argentina	Argentine Pesos	-	99.9960	99.9960	99.9953
Finca La Celia S.A.	0-E	Argentina	Argentine Pesos	-	85.1506	85.1506	85.1506
Los Huemules S.R.L.	0-E	Argentina	Argentine Pesos	-	74.9984	74.9984	74.9981
Bebidas Bolivianas BBO S.A. (2)	0-E	Bolivia	Bolivians	-	51.0000	51.0000	51.0000
VSPT Winegroup (Shanghai) Limited	0-E	China	Yuan	-	85.1506	85.1506	85.1506
International Spirits Investments USA LLC	0-E	United States	US Dollar	-	80.0000	80.0000	80.0000
VSPT US LLC	0-E	United States	US Dollar	-	85.1506	85.1506	85.1506
VSPT UK Ltd.	0-E	United Kingdom	Sterling Pound	-	85.1506	85.1506	85.1506
AV S.A. (3)	0-E	Paraguay	Paraguayan Guaranies	-	51.0166	51.0166	51.0166
Bebidas del Paraguay S.A. (3)	0-E	Paraguay	Paraguayan Guaranies	-	57.2157	57.2157	57.2157
Distribuidora del Paraguay S.A. (3)	0-E	Paraguay	Paraguayan Guaranies	-	51.0024	51.0024	51.0024
Promarca Internacional Paraguay S.R.L. (**)	0-E	Paraguay	Paraguayan Guaranies	-	49.9917	49.9917	49.9917
Sajonia Brewing Company S.R.L.	0-E	Paraguay	Paraguayan Guaranies	-	57.1536	57.1536	57.1536
Andrimar S.A.	0-E	Uruguay	Uruguayan Pesos	-	100.0000	100.0000	100.0000
Marzurel S.A.	0-E	Uruguay	Uruguayan Pesos	-	100.0000	100.0000	100.0000
Milotur S.A.	0-E	Uruguay	Uruguayan Pesos	-	100.0000	100.0000	100.0000

(*)	Listed company in Chile.
(**)	Subsidiaries in which we have an interest of more or equal than 50% through one or more subsidiaries of the Company.

Schedule of direct participation and indirect participation through a subsidiary

Subsidiary	Tax ID	Country of origin	Functional currency	Share percentage with voting rights
				As of December 31, 2025	As of December 31, 2024
				%	%
Aguas CCU-Nestlé Chile S.A.	76,007,212-5	Chile	Chilean Pesos	50.0917	50.0917
Cervecera Guayacán SpA. (**) (6)	76,035,409-0	Chile	Chilean Pesos	-	30.0005
CRECCU S.A. (13)	76,041,227-9	Chile	Chilean Pesos	100.0000	100.0000
Cervecería Belga de la Patagonia SpA. (**) (14)	76,077,848-6	Chile	Chilean Pesos	-	25.5034
Cerveza Dolbek SpA. (**) (14)	76,648,057-8	Chile	Chilean Pesos	35.0013	-
Inversiones Invex CCU Dos Ltda.	76,126,311-0	Chile	US Dollar	100.0000	100.0000
Bebidas CCU-PepsiCo SpA. (**)	76,337,371-1	Chile	Chilean Pesos	49.9888	49.9888
CCU Inversiones II SpA. (1)	76,349,531-0	Chile	US Dollar	100.0000	100.0000
Bebidas Carozzi CCU SpA. (**)	76,497,609-6	Chile	Chilean Pesos	49.9917	49.9917
Bebidas Ecusa SpA.	76,517,798-7	Chile	Chilean Pesos	99.9835	99.9835
Inversiones Invex CCU Ltda. (11)	76,572,360-4	Chile	US Dollar	99.9937	99.9925
Promarca Internacional SpA. (**)	76,574,762-7	Chile	US Dollar	49.9917	49.9917
CCU Inversiones S.A. (9)	76,593,550-4	Chile	Chilean Pesos	99.9776	99.9776
Cerveza Guayacán SpA. (**) (6)	76,643,998-5	Chile	Chilean Pesos	40.0006	-
Inversiones Internacionales SpA.	76,688,727-9	Chile	US Dollar	80.0000	80.0000
Promarca S.A. (**)	76,736,010-K	Chile	Chilean Pesos	49.9917	49.9917
D&D SpA. (**) (12)	76,920,876-3	Chile	Chilean Pesos	40.8106	40.8106
La Barra S.A. (10)	77,148,606-1	Chile	Chilean Pesos	100.0000	100.0000
Mahina SpA. (**)	77,248,551-4	Chile	Chilean Pesos	25.0458	25.0458
Volcanes del Sur S.A.	77,622,887-7	Chile	Chilean Pesos	74.9503	74.9503
CirCCUlar SpA. (5)	77,847,898-3	Chile	Chilean Pesos	99.9773	99.9773
Transportes CCU Ltda.	79,862,750-3	Chile	Chilean Pesos	100.0000	100.0000
Fábrica de Envases Plásticos S.A.	86,150,200-7	Chile	Chilean Pesos	99.9991	99.9991
Millahue S.A. (7)	91,022,000-4	Chile	Chilean Pesos	99.9773	99.9773
Viña San Pedro Tarapacá S.A. (*) (9)	91,041,000-8	Chile	Chilean Pesos	85.1506	85.1506
Manantial S.A.	96,711,590-8	Chile	Chilean Pesos	50.5520	50.5520
Viña Altaïr SpA.	96,969,180-9	Chile	Chilean Pesos	85.1506	85.1506
Cervecería Kunstmann S.A.	96,981,310-6	Chile	Chilean Pesos	50.0007	50.0007
Cervecera CCU Chile Ltda.	96,989,120-4	Chile	Chilean Pesos	100.0000	100.0000
Embotelladoras Chilenas Unidas S.A.	99,501,760-1	Chile	Chilean Pesos	99.9835	99.9835
Comercial CCU S.A.	99,554,560-8	Chile	Chilean Pesos	99.9888	99.9888
Compañía Pisquera de Chile S.A.	99,586,280-8	Chile	Chilean Pesos	80.0000	80.0000
Aguas de Origen S.A. (8)	0-E	Argentina	Argentine Pesos	50.0974	50.0970
Cía. Cervecerías Unidas Argentina S.A.	0-E	Argentina	Argentine Pesos	99.9949	99.9940
Compañía Industrial Cervecera S.A. (4)	0-E	Argentina	Argentine Pesos	99.9960	99.9953
Finca La Celia S.A.	0-E	Argentina	Argentine Pesos	85.1506	85.1506
Los Huemules S.R.L.	0-E	Argentina	Argentine Pesos	74.9984	74.9981
Bebidas Bolivianas BBO S.A. (2)	0-E	Bolivia	Bolivians	51.0000	51.0000
VSPT Winegroup (Shanghai) Limited	0-E	China	Yuan	85.1506	85.1506
International Spirits Investments USA LLC	0-E	United States	US Dollar	80.0000	80.0000
VSPT US LLC	0-E	United States	US Dollar	85.1506	85.1506
VSPT UK Ltd.	0-E	United Kingdom	Sterling Pound	85.1506	85.1506
AV S.A. (3)	0-E	Paraguay	Paraguayan Guaranies	51.0166	51.0166
Bebidas del Paraguay S.A. (3)	0-E	Paraguay	Paraguayan Guaranies	57.2157	57.2157
Distribuidora del Paraguay S.A. (3)	0-E	Paraguay	Paraguayan Guaranies	51.0024	51.0024
Promarca Internacional Paraguay S.R.L. (**)	0-E	Paraguay	Paraguayan Guaranies	49.9917	49.9917
Sajonia Brewing Company S.R.L.	0-E	Paraguay	Paraguayan Guaranies	57.1536	57.1536
Andrimar S.A.	0-E	Uruguay	Uruguayan Pesos	100.0000	100.0000
Marzurel S.A.	0-E	Uruguay	Uruguayan Pesos	100.0000	100.0000
Milotur S.A.	0-E	Uruguay	Uruguayan Pesos	100.0000	100.0000

(*)	Listed company in Chile.
(**)	Subsidiaries in which we have an interest of more or equal than 50% through one or more subsidiaries of the Company.

Schedule of business combination,provisional fair values of the assets and liabilities

Assets and Liabilities	Fair Value
ThCh$
Trade and other current receivables	5,935,199
Inventories	5,053,629
Other current assets	819,009
Total current assets	11,807,837
Property, plant and equipment (net)	6,621,135
Intangible assets other than goodwill	12,264,118
Right of use assets	119,480
Total non-current assets	19,004,733
Total Assets	30,812,570
Current lease liabilities	59,618
Trade and other current payables	10,578,725
Other current liabilities	1,460,285
Total current liabilities	12,098,628
Non-current lease liabilities	59,862
Deferred tax liabilities	1,180,741
Total non-current liabilities	1,240,603
Total Liabilities	13,339,231
Net identifiable assets acquired	17,473,339
Non-controlling interests	(8,559,035)
Investment value	8,914,304
Consideration transferred	(18,860,580)
Cash flow obtained by business combination	17,112,779
Other reserves	(7,166,503)
-

Schedule of business combination by stages, provisional fair values of assets and liabilities

Assets and Liabilities	Fair Value
ThCh$
Trade and other current receivables	13,502,497
Inventories	11,903,064
Other current assets	2,293,374
Total current assets	27,698,935
Property, plant and equipment (net)	8,046,721
Intangible assets other than goodwill	25,481,126
Deferred tax assets	1,545,351
Total non-current assets	35,073,198
Total Assets	62,772,133
Others financial liabilities	8,351,355
Trade and other current payables	27,255,032
Other current liabilities	1,030,235
Total current liabilities	36,636,622
Other non- current provisions	1,691,168
Total non-current liabilities	1,691,168
Total Liabilities	38,327,790
Net identifiable assets acquired	24,444,343
Non-controlling interests	(12,197,727)
Investment value	12,246,616
Goodwill	5,557,026
Investment at fair value previously held	(15,128,327)
Gain for business combination by stages	(2,628,098)
Cash flow used to obtain control of subsidiary	(47,217)
-

Schedule of business combination, the fair values of assets and liabilities

Assets and Liabilities	Fair Value
ThCh$
Trade and other current receivables	404,882
Inventories	300,055
Other current assets	287,574
Total current assets	992,511
Property, plant and equipment (net)	607,977
Intangible assets other than goodwill	1,962,891
Right of use assets	26,767
Total non-current assets	2,597,635
Total Assets	3,590,146
Current lease liabilities	26,767
Trade and other current payables	602,887
Other current liabilities	97,542
Total current liabilities	727,196
Non-current lease liabilities	100,755
Deferred tax liabilities	536,201
Total non-current liabilities	636,956
Total Liabilities	1,364,152
Net identifiable assets acquired	2,225,994
Non-controlling interests	(1,090,587)
Goodwill	2,100,677
Investment value	3,236,084